Income Tax - Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income (loss) before income taxes	$ 1,167,748	$ 169,834	$ (1,843,457)
At Bermuda statutory income tax rate	(175,162)
Bermuda exemptions and unrecognized temporary differences	175,162
Income tax in other jurisdictions	(19,653)	(16,857)	(6,639)
Income tax expense reported in the consolidated statements of operations	$ (19,653)	$ (16,857)	$ (6,639)